FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Price Risk Sensitivity Analysis (Details) - Commodity price risk - BRL (R$)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Embedded Derivative | Probable
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	R$ 522,073,000
Embedded Derivative | Possible (25%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	(117,134,000)
Embedded Derivative | Remote (50%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	(238,426,000)
Oil derivative | Probable
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	(76,702,000)
Oil derivative | Possible (25%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	168,646,000
Oil derivative | Remote (50%)
Financial Instruments and Risks Management
Effect on fair value of assets attributable to an increase in measurement input.	260,591,000
Oil derivative | Bunker oil
Financial Instruments and Risks Management
Risk exposure	R$ 87,486,000	R$ 364